Accumulated Other Comprehensive Loss - Summary of Changes in Each Component of Accumulated Comprehensive Income Loss (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance			$ (15,546)	$ (6,045)	$ (6,045)
Postretirement adjustment				2,164	(3,919)	$ 4,407	$ (3,648)
Foreign currency translation adjustment	$ (6,296)	$ (1,764)	(11,531)	(1,764)	(5,816)
Loss on cash flow hedges	(1,010)		(1,010)
Ending Balance	(28,087)		(28,087)		(15,546)	(6,045)
Pension And Other Postretirement Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance			(9,730)	(6,045)	$ (6,045)	(9,130)	(6,577)
Foreign currency translation adjustment
Ending Balance	(9,730)	(5,472)	(9,730)	(5,472)	$ (9,730)	(6,045)	(9,130)
Pension And Other Postretirement Benefit Plans [Member] | Postretirement Curtailment Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment				(942)	(942)
Pension And Other Postretirement Benefit Plans [Member] | Postretirement Liability Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment				$ 1,515	$ (2,743)	$ 3,085	$ (2,553)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance			(5,816)
Foreign currency translation adjustment			(11,531)	$ (1,764)	$ (5,816)
Ending Balance	(17,347)	(1,764)	(17,347)	(1,764)	$ (5,816)
Foreign Currency Translation Adjustments [Member] | Postretirement Curtailment Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment
Foreign Currency Translation Adjustments [Member] | Postretirement Liability Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment
Cash Flow Hedge Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Loss on cash flow hedges			(1,010)
Ending Balance	(1,010)		(1,010)
Accumulated Other Comprehensive Loss (AOCI) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance			(15,546)	(6,045)	$ (6,045)	$ (9,130)	$ (6,577)
Foreign currency translation adjustment			(11,531)	(1,764)	(5,816)
Loss on cash flow hedges			(1,010)
Ending Balance	$ (28,087)	$ (7,236)	$ (28,087)	(7,236)	(15,546)	(6,045)	(9,130)
Accumulated Other Comprehensive Loss (AOCI) [Member] | Postretirement Curtailment Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment				(942)	(942)
Accumulated Other Comprehensive Loss (AOCI) [Member] | Postretirement Liability Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Postretirement adjustment				$ 1,515	$ (2,743)	$ 3,085	$ (2,553)